Schedule of investments
Delaware Tax-Free USA Fund	May 31, 2023 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 99.28%
Education Revenue Bonds — 10.98%
Arizona Industrial Development Authority Revenue
(Great Hearts Arizona Projects)
Series A 2.25% 7/1/46	1,295,000	$ 807,368
Series A 2.375% 7/1/52	1,295,000	758,106
(Leman Academy Of Excellence of Projects) Series A 4.50% 7/1/54	2,240,000	1,956,393
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	2,880,000	3,290,429
Build NYC, New York Resource
(East Harlem Scholars Academy Charter School Project) 144A 5.75% 6/1/62 #	1,250,000	1,257,138
(KIPP NYC Public School Facilities - Canal West Project)
5.25% 7/1/52	1,000,000	1,019,770
5.25% 7/1/57	4,000,000	4,057,840
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project) Series A 144A 5.75% 7/1/60 #	5,000,000	4,821,800
California Educational Facilities Authority Revenue
(Stanford University)
Series T-1 5.00% 3/15/39	3,000,000	3,539,610
Series V-1 5.00% 5/1/49	2,600,000	3,049,748
Series V-2 2.25% 4/1/51	2,330,000	1,507,883
Camden County, New Jersey Improvement Authority Revenue
(KIPP:Cooper Norcross Academy - 2022 Project) 6.00% 6/15/62	1,325,000	1,392,986
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax
(Dedicated Revenues)
5.00% 4/1/41	700,000	726,229
5.75% 4/1/48	1,850,000	2,010,488
Florida Development Finance Surface Transportation Facilities Revenue
(Mater Academy Projects) Series A 4.00% 6/15/52	1,535,000	1,226,265
NQ-011 [5/23] 7/23 (2980340)    1

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Maricopa County, Arizona Industrial Development Authority Education Revenue
(Choice Academies, Inc. Project) Series AZ 144A 5.75% 9/1/45 #	2,505,000	$ 2,422,385
Massachusetts Development Finance Agency Revenue
Series A 5.00% 7/15/40	5,000,000	5,794,950
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(Saint Joseph's University Project) 5.50% 11/1/60	4,745,000	5,091,005
Public Finance Authority Project Revenue Bonds
(CFP3 – Eastern Michigan University Student Housing Project)
Series A-1 5.375% 7/1/47 (BAM)	2,775,000	2,999,719
Series A-1 5.50% 7/1/52 (BAM)	4,000,000	4,349,360
Town of Davie, Florida
(Nova Southeastern University Project) 5.00% 4/1/38	2,290,000	2,386,569
University of Texas System Board of Regents
Series B 5.00% 8/15/49	18,670,000	21,750,923
Washington Higher Education Facilities Authority Revenue
4.00% 4/1/47	6,475,000	5,832,551
		82,049,515
Electric Revenue Bonds — 3.23%
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/43	3,650,000	3,751,068
New York Power Authority Revenue
Series A 4.00% 11/15/55	3,885,000	3,728,745
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	3,665,000	2,629,637
Series A 5.05% 7/1/42 ‡	100,000	71,750
Series A 6.75% 7/1/36 ‡	1,725,000	1,252,781
Series AAA 5.25% 7/1/25 ‡	60,000	42,900
Series CCC 5.25% 7/1/27 ‡	2,005,000	1,438,588
Series TT 5.00% 7/1/32 ‡	2,705,000	1,940,838
Series WW 5.25% 7/1/33 ‡	2,485,000	1,782,988
Series XX 4.75% 7/1/26 ‡	205,000	145,550
Series XX 5.25% 7/1/40 ‡	3,165,000	2,270,887
Series ZZ 4.75% 7/1/27 ‡	160,000	113,600
2    NQ-011 [5/23] 7/23 (2980340)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series ZZ 5.25% 7/1/24 ‡	80,000	$ 57,200
Southeast Energy Authority, A Cooperative District
(Project No.2) Series B 4.00% 12/1/51 •	5,000,000	4,907,300
		24,133,832
Healthcare Revenue Bonds — 15.03%
Alachua County, Florida Health Facilities Authority
(Oak Hammock at the University of Florida, Inc. Project) 4.00% 10/1/46	1,750,000	1,280,038
Apple Valley, Minnesota Senior Living Revenue
(Minnesota Senior Living LLC Project)
Series B 5.00% 1/1/47	1,815,000	1,121,561
Series D 7.25% 1/1/52	1,980,000	1,289,237
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project Fourth Tier) Series D-2 144A 7.75% 1/1/54 #	225,000	119,417
(Great Lakes Senior Living Communities LLC Project Second Tier) Series B 5.00% 1/1/49	300,000	155,556
(Phoenix Children's Hospital) Series A 4.00% 2/1/50	3,560,000	3,225,787
California Health Facilities Financing Authority Revenue
(CommonSpirit Health)
Series A 4.00% 4/1/45	3,470,000	3,277,103
Series A 4.00% 4/1/49	5,000,000	4,627,600
(Kaiser Permanente) Series A-2 5.00% 11/1/47	17,965,000	19,945,461
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/47	2,025,000	2,066,371
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group) Series A 4.00% 11/15/46	3,000,000	2,840,430
(CommonSpirit Health)
Series A-2 4.00% 8/1/49	6,910,000	6,224,528
Series A-2 5.00% 8/1/44	2,290,000	2,357,715
NQ-011 [5/23] 7/23 (2980340)    3

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Glendale, Arizona Industrial Development Authority Revenue
(Royal Oaks Inspirata Pointe Project) Series A 5.00% 5/15/56	1,905,000	$ 1,583,226
Health and Educational Facilities Authority of the State of Missouri Health Facilities Revenue
(Mercy Health) 4.00% 6/1/53	5,000,000	4,568,500
Henrico County, Virginia Economic Development Authority
(Westminster Canterbury Richmond) Series A 5.00% 10/1/52	1,130,000	1,141,164
Hillsborough County, Florida Industrial Development Authority Hospital Revenue Bonds
(Tampa General Hospital Project) Series A 3.50% 8/1/55	5,000,000	3,620,250
Illinois Finance Authority Revenue
(Northshore - Edward-Elmhurst Health Credit Group) Series A 5.00% 8/15/51	6,775,000	7,120,118
(Shedd Aquarium Society Project)
5.00% 6/1/44	1,500,000	1,592,565
5.00% 6/1/47	1,125,000	1,187,809
Jacksonville, Alabama Public Educational Building Authority Revenue
(Jsu Foundation Project) Series A 5.25% 8/1/53 (AGM)	1,500,000	1,625,340
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project) Series A 5.00% 1/1/49	1,905,000	1,308,164
Maricopa County, Arizona Industrial Development Authority Senior Living Facility Revenue
(Christian Care Surprise, Inc. Project) 144A 6.00% 1/1/48 #	915,000	635,513
Michigan Finance Authority Hospital Revenue
(Henry Ford Health System) Series A 4.00% 11/15/50	1,500,000	1,324,680
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue
(Thomas Jefferson University) Series B 4.00% 5/1/56	4,950,000	4,269,573
4    NQ-011 [5/23] 7/23 (2980340)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society Obligation) 6.125% 7/1/50	1,895,000	$ 1,542,757
New Hope, Texas Cultural Education Facilities Finance
(Cardinal Bay - Village on the Park) Series A1 5.00% 7/1/46	95,000	65,075
(Legacy Midtown Park Project) Series A 5.50% 7/1/54	1,725,000	1,329,958
New York State Dormitory Authority Revenue
Series A 3.00% 9/1/50	8,660,000	6,146,002
(Northwell Health Obligated Group) Series A 5.00% 5/1/52	3,000,000	3,143,580
Ohio State Hospital Facilities Revenue
(Cleveland Clinic Health System Obligated Group) Series B 4.00% 1/1/42	2,000,000	1,976,800
Orange County, New York Funding Corporation Assisted Living Residence Revenue
6.50% 1/1/46	2,035,000	1,608,749
Pennsylvania Economic Development Financing Authority Revenue
(University of Pittsburgh Medical Center)
Series A 4.00% 11/15/42	3,300,000	3,170,541
Series A 4.00% 5/15/53	5,000,000	4,561,050
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project) Series A 5.50% 11/15/49	3,055,000	2,347,829
Tarrant County, Texas Cultural Education Facilities Finance Corporation Retirement Facility Revenue
(Buckner Senior Living - Ventana Project) 6.625% 11/15/37	840,000	846,174
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project) Series A 144A 6.125% 10/1/52 #	1,395,000	844,854
University of North Carolina Board of Governors
5.00% 2/1/49	3,700,000	4,118,655
Virginia Small Business Financing Authority Revenue
(LifeSpire of Virginia) 4.00% 12/1/41	2,500,000	2,037,850
		112,247,580
NQ-011 [5/23] 7/23 (2980340)    5

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds — 0.61%
CSCDA Community Improvement Authority Essential Housing Revenue
(Pasadena Portfolio) Series A-2 144A 3.00% 12/1/56 #	1,300,000	$ 859,157
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
Series A 5.00% 10/1/50	3,660,000	3,728,625
		4,587,782
Industrial Development Revenue/Pollution ControlRevenue Bonds — 15.31%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project) Series A 144A 7.75% 7/1/50 #, ‡	6,400,000	3,520,000
Buckeye, Ohio Tobacco Settlement Financing Authority
(Senior)
Series A-2 3.00% 6/1/48	9,250,000	6,830,107
Series A-2 4.00% 6/1/48	5,310,000	4,716,608
Central Plains, Nebraska Energy Project Revenue
(Project No. 3) Series A 5.00% 9/1/31	2,050,000	2,160,085
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project) 5.00% 9/1/42 (AMT) •	3,000,000	3,076,980
Erie, New York Tobacco Asset Securitization
(Capital Appreciation-Asset-Backed) Series A 144A 9.242% 6/1/60 #, ^	65,340,000	3,651,853
Finance Authority of Maine Revenue
(Go Lab Madison, LLC Project) 144A 8.00% 12/1/51 (AMT) #	5,660,000	3,704,640
Florida Development Finance Surface Transportation Facilities Revenue
(Brightline Passenger Rail Project) Series B 144A 7.375% 1/1/49 (AMT) #	7,075,000	6,832,681
(Virgin Trains USA Passenger Rail Project) Series A 144A 6.50% 1/1/49 (AMT) #, •	2,555,000	2,425,896
George L Smith II Georgia World Congress Center Authority
(Convention Center Hotel 1st Tier) Series A 4.00% 1/1/54	18,715,000	15,150,354
6    NQ-011 [5/23] 7/23 (2980340)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Inland, California Empire Tobacco Securitization
(Capital Appreciation-Turbo-Asset-Backed)
Series E 144A 8.656% 6/1/57 #, ^	122,985,000	$ 7,162,646
Series F 144A 7.519% 6/1/57 #, ^	80,485,000	3,971,935
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project) 5.00% 12/1/50	5,585,000	5,610,132
Lower Alabama Gas District
Series A 5.00% 9/1/34	3,440,000	3,562,120
(Gas Project Revenue Bonds) Series A 5.00% 9/1/46	2,265,000	2,275,849
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,280,000	1,364,416
Series B 6.50% 11/1/39	4,015,000	4,665,952
Series C 6.50% 11/1/39	1,905,000	2,213,858
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	4,745,000	5,555,683
Public Finance Authority, Wisconsin
(Grand Hyatt San Antonio Hotel Acquisition Project) Series A 5.00% 2/1/62	5,145,000	4,820,865
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	6,725,000	6,838,585
Suffolk Tobacco Asset Securitization
Series A-2 4.00% 6/1/50	2,000,000	1,773,120
Tobacco Securitization Authority of Southern California
(Capital Appreciation-2nd Subordinate Lien) Series C 7.084% 6/1/46 ^	13,510,000	2,194,970
(Capital Appreciation-3rd Subordinate Lien) Series D 7.576% 6/1/46 ^	2,255,000	288,099
Tobacco Settlement Authority Tobacco Settlement Asset-Backed Bonds
Series A-2 4.00% 6/1/49	1,950,000	1,738,308
Tuscaloosa County, Alabama Industrial Development Authority
(Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	7,775,000	6,890,516
NQ-011 [5/23] 7/23 (2980340)    7

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Valparaiso, Indiana
(Pratt Paper LLC Project) 7.00% 1/1/44 (AMT)	1,360,000	$ 1,382,726
		114,378,984
Lease Revenue Bonds — 7.22%
Illinois Finance Authority Revenue
Series A 5.25% 10/1/57	1,500,000	1,616,610
(Provident Group–Sccil Properties Llc – University Of Illinois Urbana-Champaign Project) Series A 5.25% 10/1/53	1,000,000	1,086,440
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 4.00% 6/15/50 (BAM)	6,500,000	5,998,330
Series A 4.00% 6/15/52	14,490,000	12,766,415
Series B 3.433% 12/15/54 (BAM) ^	38,520,000	8,168,166
Series B 5.03% 12/15/54 ^	10,000,000	1,975,700
New Jersey Transportation Trust Fund Authority
(Transportation System) Series A 5.396% 12/15/39 (BAM) ^	12,810,000	6,572,939
New York Liberty Development Revenue
(4 World Trade Center - Green Bond) Series A 2.875% 11/15/46 (BAM)	7,535,000	5,578,914
Virginia College Building Authority
(21st Century College and Equipment Programs) Series A 5.00% 2/1/40	5,000,000	5,558,350
Virginia Commonwealth Transportation Board
(Transportation Capital Project) 4.00% 5/15/36	3,000,000	3,126,840
(U.S. Route 58 Corridor Development Program) 4.00% 5/15/47	1,500,000	1,457,505
		53,906,209
Local General Obligation Bonds — 2.06%
Dallas Independent School District, Texas
2.75% 2/15/52 (PSF)	2,585,000	1,780,522
4.00% 2/15/53 (PSF)	2,000,000	1,906,620
Galveston Independent School District, Texas
4.00% 2/1/47 (PSF)	2,500,000	2,443,925
Los Angeles, California Community College District
Series C 5.00% 8/1/25	1,905,000	1,985,467
8    NQ-011 [5/23] 7/23 (2980340)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Mechanicsburg, Pennsylvania Area School District
Series AA 4.00% 5/15/50	2,875,000	$ 2,728,433
Mecklenburg County, North Carolina
Series A 5.00% 9/1/25	3,000,000	3,126,270
New York City, New York
Subseries A-1 5.00% 8/1/47	1,330,000	1,426,731
		15,397,968
Pre-Refunded Bond — 0.55%
Washington State Housing Finance Commission
(Heron's Key) Series A 144A 7.00% 7/1/45-25 #, §	3,890,000	4,139,738
		4,139,738
Resource Recovery Revenue Bond — 0.13%
Union County, New Jersey Improvement Authority Revenue
(Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT) #	1,490,000	972,687
		972,687
Special Tax Revenue Bonds — 19.84%
Bullhead City, Arizona Excise Taxes Revenue
2.30% 7/1/41	1,000,000	725,800
2.55% 7/1/46	2,885,000	2,034,444
City & County of San Francisco, California Special Tax District No 2020-1
(Federally Taxable) Series B 144A 5.25% 9/1/49 #	3,450,000	2,463,024
City of Tampa, Florida Capital Improvement Cigarette Tax Allocation
(H. Lee Moffitt Cancer Center Project) Series A 4.55% 9/1/53 ^	25,000,000	5,246,750
Commonwealth of Puerto Rico
3.018% 11/1/43 •	34,010,532	16,622,648
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	29,403,799	24,331,644
Illinois State
First Series 6.00% 6/15/26 (NATL)	760,000	814,036
(Junior Obligation) Series A 4.00% 6/15/31 (BAM)	3,000,000	3,079,260
Matching Fund Special Purpose Securitization Corporation, US Virgin Islands
Series A 5.00% 10/1/39	6,265,000	6,181,926
NQ-011 [5/23] 7/23 (2980340)    9

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Miami-Dade County, Florida Special Obligation
3.505% 10/1/37 (BAM) ^	2,585,000	$ 1,449,952
New York City Transitional Finance Authority Future Tax Secured Revenue
Series B-1 3.00% 11/1/47	4,000,000	3,080,960
New York Convention Center Development Corporate Senior Lien
(Hotel Unit Fee Secured) Series B 2.873% 11/15/55 (BAM) ^	2,585,000	523,979
New York State Dormitory Authority Personal Income Tax Revenue
(General Purpose) Series A 4.00% 3/15/49	3,450,000	3,341,946
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	1,645,000	1,416,444
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	16,410,000	15,216,172
Series A-1 5.00% 7/1/58	14,662,000	14,045,316
Series A-1 5.556% 7/1/46 ^	100,620,000	27,191,549
Series A-1 6.00% 7/1/51 ^	64,505,000	12,846,171
Series A-2 4.329% 7/1/40	5,864,000	5,447,246
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A) Series 2015A 5.75% 9/1/32	2,530,000	2,160,949
		148,220,216
State General Obligation Bonds — 9.31%
California State
(Forward Delivery) 4.00% 9/1/29	1,905,000	2,023,853
(Various Purpose)
4.00% 10/1/50	5,000,000	4,927,800
5.00% 11/1/42	3,000,000	3,373,680
5.25% 10/1/50	4,750,000	5,391,155
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/41	2,625,185	2,198,829
Series A-1 4.00% 7/1/46	10,700,000	8,651,592
Connecticut State
Series E 5.00% 9/15/35	1,905,000	2,068,201
10    NQ-011 [5/23] 7/23 (2980340)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Illinois State
5.00% 11/1/36	1,170,000	$ 1,201,602
5.50% 5/1/39	3,725,000	4,068,072
Series A 4.00% 3/1/41	1,110,000	1,053,323
Series A 5.50% 3/1/47	6,500,000	7,033,325
Series B 5.50% 5/1/47	2,000,000	2,166,080
(Rebuild Illinois Program) Series B 4.00% 11/1/39	10,775,000	10,373,416
Maryland State
Series A 5.00% 3/15/26	2,000,000	2,106,920
Series A 5.00% 3/15/28	2,290,000	2,514,832
State of California
(Various Purpose) 5.25% 10/1/45	2,000,000	2,292,760
Washington State
Series A 5.00% 8/1/42	2,500,000	2,771,125
Series R 4.00% 7/1/29	5,000,000	5,289,850
		69,506,415
Transportation Revenue Bonds — 13.16%
Chicago, Illinois O'Hare International Airport Revenue
Series A 5.00% 1/1/37 (AMT)	1,095,000	1,146,279
Chicago, Illinois Transit Authority Revenue
Series A 4.00% 12/1/55	865,000	779,279
Colorado Regional Transportation District
(Denver Transit Partners Eagle P3 Project) Series A 4.00% 7/15/39	2,045,000	1,993,589
Denver City & County, Colorado Airport System Revenue
Series A 4.00% 12/1/43 (AMT)	5,900,000	5,530,070
Foothill-Eastern, California Transportation Corridor Agency Revenue
(Junior Lien) Series C 4.00% 1/15/43	1,725,000	1,670,093
(Senior Lien) Series A 4.00% 1/15/46	1,000,000	947,900
Georgia Ports Authority Revenue
4.00% 7/1/52	1,200,000	1,170,516
Harris County, Texas Toll Road First Lien Revenue and Refunding
4.00% 8/15/50	3,175,000	2,981,198
NQ-011 [5/23] 7/23 (2980340)    11

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Harris County, Texas Toll Road Senior Lien Revenue and Refunding
Senior Lien Series A 5.00% 8/15/27	1,000,000	$ 1,077,900
Kansas City, Missouri Industrial Development Authority Revenue
(Kansas City International Airport Terminal Modernization Project) 5.00% 3/1/57 (AMT)	2,450,000	2,522,030
Lee County, Florida Airport Revenue
Series B 4.00% 10/1/51 (AMT)	4,430,000	4,075,556
Los Angeles, California Department of Airports Revenue
Subseries F 4.00% 5/15/49 (AMT)	2,500,000	2,306,200
Massachusetts Port Authority Revenue
Series A 5.00% 7/1/40 (AMT)	2,000,000	2,091,080
Metropolitan Transportation Authority Revenue, New York
Subordinate Series C-1 5.25% 11/15/55	70,000	72,292
(Climate Bond Certified) Series D 5.00% 11/15/33	1,140,000	1,208,548
(Green Bonds) Subseries A-2 4.00% 11/15/41	1,370,000	1,299,061
Metropolitan Washington, D.C. Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Projects) Series B 4.00% 10/1/49	3,270,000	2,995,614
New York Transportation Development Corporation Special Facilities Revenue
(Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project) 4.375% 10/1/45 (AMT)	12,800,000	12,142,848
North Texas Tollway Authority Revenue
(2nd Tier) Series A 5.00% 1/1/34	3,825,000	3,909,915
Series A 4.00% 1/1/44	5,750,000	5,495,160
Philadelphia, Pennsylvania Airport Revenue
(Private Activity) 5.00% 7/1/51 (AMT)	3,000,000	3,095,970
Phoenix City, Arizona Civic Improvement Airport Revenue
Series B 5.00% 7/1/49 (AMT)	1,370,000	1,408,990
Port of Seattle, Washington Intermediate Lien Revenue
(Private Activity) Series B 4.00% 8/1/47 (AMT)	1,500,000	1,350,945
12    NQ-011 [5/23] 7/23 (2980340)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Puerto Rico Highway & Transportation Authority
(Restructured)
Series A 5.00% 7/1/62	3,600,000	$ 3,460,500
Series C 6.80% 7/1/53	11,880,000	7,246,681
Salt Lake City, Utah Airport Revenue
Series A 5.00% 7/1/37 (AMT)	3,055,000	3,175,703
Series A 5.00% 7/1/51 (AMT)	3,000,000	3,095,970
San Diego County, California Regional Airport Authority
Series B 4.00% 7/1/56 (AMT) (BAM)	7,000,000	6,357,050
San Francisco City & County, California Airports Commission
(San Francisco International Airport) Series A 5.00% 5/1/49 (AMT)	3,825,000	3,935,236
Southeastern Pennsylvania Transportation Authority Revenue
(Asset Improvement Program) 5.25% 6/1/52	5,000,000	5,521,600
State of Oregon Department of Transportation Highway User Tax Revenue Senior Lien
Series A 5.25% 11/15/47	3,250,000	3,665,708
Virginia Small Business Financing Authority Revenue
(Transform 66 P3 Project) 5.00% 12/31/52 (AMT)	590,000	584,572
		98,314,053
Water & Sewer Revenue Bond — 0.13%
Irvine Facilities Financing Authority Revenue
(Irvine Great Park Infrastructure Project) Series A 4.00% 9/1/58 (BAM)	1,000,000	951,630
		951,630
Water & Sewer Revenue Bonds — 1.72%
City of Portland, Oregon Sewer System Revenue
Series A 5.00% 12/1/47	3,000,000	3,313,290
Guam Government Waterworks Authority
Series A 5.00% 1/1/50	1,530,000	1,536,610
New York City Municipal Water Finance Authority Water And Sewer System
Series CC 4.00% 6/15/42	3,000,000	3,000,030
NQ-011 [5/23] 7/23 (2980340)    13

Schedule of investments
Delaware Tax-Free USA Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Tampa, Florida Water & Wastewater System Revenue
(Green Bonds) Series A 5.25% 10/1/57	4,500,000	$ 4,971,510
		12,821,440
Total Municipal Bonds (cost $771,568,800)		741,628,049

Short-Term Investments — 0.18%
Variable Rate Demand Notes — 0.18%¤
Massachusetts Development Finance Agency Revenue
Series U-6E 3.80% 10/1/42 (LOC - TD Bank N.A.)	350,000	350,000
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second Resolution) Fiscal 2023 Subordinate Series BB-2 3.85% 6/15/44 (SPA - Mizuho Bank)	600,000	600,000
Phoenix, Arizona Industrial Development Authority
(Mayo Clinic) Series B 3.85% 11/15/52 (SPA - Northern Trust)•	400,000	400,000
Total Short-Term Investments (cost $1,350,000)		1,350,000
Total Value of Securities—99.46% (cost $772,918,800)		742,978,049

Receivables and Other Assets Net of Liabilities—0.54%		4,045,614
Net Assets Applicable to 72,875,912 Shares Outstanding—100.00%		$747,023,663
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2023, the aggregate value of Rule 144A securities was $58,112,324, which represents 7.78% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
14    NQ-011 [5/23] 7/23 (2980340)

(Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2023.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
ICE – Intercontinental Exchange, Inc.
KIPP – Knowledge is Power Program
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
PSF – Guaranteed by Permanent School Fund
SPA – Stand-by Purchase Agreement
NQ-011 [5/23] 7/23 (2980340)    15